INTANGIBLES	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLES

NOTE 7 – INTANGIBLES

Our intangible assets are comprised of the costs incurred in pursuing provisional patent applications and applications for design mark and trademarks, which have presently not been approved or issued. The costs associated with our intangible assets are amortized on a straight-line basis over estimated useful lives of 15 years for patents and 10 years for design marks and trademarks, once the applications are approved. Costs associated with applications that are not approved will be expensed in the period that the application is rejected or abandoned.

NOTE 6 – INTANGIBLES

Our intangible assets are comprised of provisional patent applications and applications for a design mark and trademarks. Our intangible assets will be amortized on a straight-line basis over estimated useful lives of 20 years for patents and 10 years for design marks and trademarks once the applications are approved. Costs associated with applications that are not approved will be expensed in the period that the application is rejected or abandoned.